CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015
Cash flows from operating activities
Net loss	$ (4,637,313)	$ (8,092,744)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	11,504	9,623
Stock based compensation expense	646,263	520,774
Change in fair value of derivative liability	(1,714,395)
Loan conversion inducement expense	565,406
Accretion of debt discount	2,335,954	4,727,106
Changes in operating assets and liabilities:
Decrease (increase) in deferred research and development costs	(243,167)	43,865
Decrease (increase) in prepaid expenses and other current assets	5,400	(6,895)
Increase (decrease) in accounts payable	87,305	(46,801)
Increase (decrease) in interest payable	308,983	250,347
Net cash used in operating activities	(2,634,060)	(2,594,725)
Cash flows from investing activity
Purchase of equipment	(2,300)	(15,561)
Net cash used in investing activity	(2,300)	(15,561)
Cash flows from financing activities
Proceeds from the issuance of equity securities	4,367,100	1,453,514
Proceeds from promissory notes	550,010	600,000
Net cash provided by financing activities	4,917,110	2,053,514
Change in cash and cash equivalents	2,280,750	(556,772)
Cash and cash equivalents at beginning of period	228,465	785,237
Cash and cash equivalents at end of period	2,509,215	228,465
Supplemental disclosure of cash flow information:
Interest paid in cash
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Debt discount recorded for value of warrants issued and/or modified	3,008,812	3,299,750
Debt discount recorded for beneficial conversion feature	165,640
Common stock issued for conversion of note payable	548,700
Derivative liability recorded from the sale of equity securities	$ 1,714,395